Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Schedule of other provisions by type of provision
Set forth below is the detail, by type of provision, of the balances at 30 June 2026 and at 31 December 2025 of Provisions for taxes and other legal contingencies and Other provisions. The types of provisions were determined by grouping together items of a similar nature:

	EUR million
	30-06-2026	31-12-2025
Provisions for taxes	763	720
Provisions for employment-related proceedings (Brazil)	801	594
Provisions for other legal proceedings	1,739	1,675
Provision for customer remediation	1,031	826
Provision for restructuring	534	279
Other	927	899
	5,795	4,993